                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-859
-------------------------------------------------------------------------------

                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND                               5/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                         1
---------------------------------------------
PORTFOLIO COMPOSITION                       2
---------------------------------------------
MANAGEMENT REVIEW                           3
---------------------------------------------
PERFORMANCE SUMMARY                         5
---------------------------------------------
EXPENSE TABLE                               9
---------------------------------------------
PORTFOLIO OF INVESTMENTS                   11
---------------------------------------------
FINANCIAL STATEMENTS                       18
---------------------------------------------
NOTES TO FINANCIAL STATEMENTS              42
---------------------------------------------
RESULTS OF SHAREHOLDER MEETING             55
---------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                56
---------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE             56
---------------------------------------------
CONTACT INFORMATION                BACK COVER
---------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED
FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
ONLY WHEN WHEN PRECEDED OR ACCOMPANIED BY A          M F S(SM)
CURRENT PROSPECTUS.                                  INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.7%
              Cash & Other Net Assets                     2.3%

              TOP TEN HOLDINGS

              Microsoft Corp.                             3.7%
              ------------------------------------------------
              Johnson & Johnson                           3.5%
              ------------------------------------------------
              Cisco Systems, Inc.                         3.5%
              ------------------------------------------------
              Wyeth                                       2.7%
              ------------------------------------------------
              Dell, Inc.                                  2.6%
              ------------------------------------------------
              Amgen, Inc.                                 2.5%
              ------------------------------------------------
              Oracle Corp.                                2.3%
              ------------------------------------------------
              Abbott Laboratories                         2.2%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       1.9%
              ------------------------------------------------
              PepsiCo, Inc.                               1.9%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 30.0%
              ------------------------------------------------
              Health Care                                23.8%
              ------------------------------------------------
              Retailing                                  10.9%
              ------------------------------------------------
              Leisure                                     8.0%
              ------------------------------------------------
              Consumer Staples                            5.5%
              ------------------------------------------------
              Industrial Goods & Services                 5.2%
              ------------------------------------------------
              Financial Services                          4.9%
              ------------------------------------------------
              Special Products & Services                 2.5%
              ------------------------------------------------
              Energy                                      2.1%
              ------------------------------------------------
              Basic Materials                             1.8%
              ------------------------------------------------
              Transportation                              1.4%
              ------------------------------------------------
              Utilities & Communications                  0.9%
              ------------------------------------------------
              Autos & Housing                             0.7%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the six months ended May 31, 2005, Class A shares of the Massachusetts Investors Growth Stock Fund provided a total return of 2.35%, at net asset value. In comparison, the fund's benchmark, the Russell 1000 Growth Index, returned 2.51%. The fund's investment objective is to provide long-term growth of capital and future income rather than current income. The fund will invest, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as securities convertible into common stocks and depository receipts, which MFS believes offer better than average prospects for long-term growth. MFS uses a bottom-up, as opposed to a top- down, investment style in managing the equity-oriented funds it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the fund's portfolio manager and MFS' large group of equity research analysts.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six-month period. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. While stocks suffered in March and April as investors worried about high oil prices and the credit quality of some major U.S. corporations, the U.S. stock indices finished the period about where they began.

DETRACTORS FROM PERFORMANCE

Stock selection in the industrial goods and services sector held back results relative to the Russell 1000 Growth Index. Our position in manufacturing conglomerate Tyco International and our avoidance of aerospace company Boeing (an index constituent that outperformed the benchmark) were both top detractors. An underweighted position in the consumer staples sector also detracted from relative results as that sector outperformed the broad index. In consumer staples, our avoidance of strong-performing index constituent Coca Cola held back results.

Stock selection in the autos and housing sector detracted from relative performance with motorcycle manufacturer Harley-Davidson among the top detractors. In the health care sector, our positioning in health insurance and Medicare/Medicaid provider UnitedHealth Group and biotech company Genentech* held back results as both stocks outpaced the benchmark. Also in health care, poor-performing biotech firm ImClone Systems was among the fund's top detractors. Not owning computer chip manufacturer Intel or drugstore chain Walgreens (both index constituents that outperformed the benchmark) held back results. Elsewhere, management consulting firm Accenture, from the special products and services sector, was a top detractor.

CONTRIBUTORS TO PERFORMANCE

Stock selection and an underweighted position in the financial services sector contributed to results relative to the Russell 1000 Growth Index. Not owning poor performing mortgage financer Fannie Mae (an index constituent that lagged the benchmark) boosted relative performance.

Stock selection in the health care, technology, and basic materials sectors also contributed to relative returns. In health care, pharmaceutical firm Roche Holding, hospital operator HCA, and biotech firms Genzyme and Biogen Idec were all strong contributors. No basic materials stocks were among our top contributors.

In the technology sector, our positions in fiber optic cable manufacturer Corning and digital integrated circuits manufacturer Marvell Technology Group benefited relative results. Elsewhere in the sector, our significantly underweighted positions in index constituents IBM* and communications software and technology company QUALCOMM aided results as both stocks lagged the benchmark. In the retailing sector, drug store chain CVS was also among the fund's strongest relative contributors.

    Respectfully,

/s/ Margaret W. Adams                   /s/ S. Irfan Ali

    Margaret W. Adams                       S. Irfan Ali
    Portfolio Manager                       Portfolio Manager

/s/ Gregory Locraft                     /s/ Stephen Pesek

    Gregory Locraft                         Stephen Pesek
    Portfolio Manager                       Portfolio Manager

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/05

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

             Class inception
Share class         date           6-mo     1-yr     3-yr      5-yr     10-yr
------------------------------------------------------------------------------
     A            1/01/35           2.35%    6.19%    1.88%    -7.73%   10.61%
------------------------------------------------------------------------------
     B            9/07/93           2.02%    5.51%    1.20%    -8.34%    9.84%
------------------------------------------------------------------------------
     C            11/03/97          2.03%    5.44%    1.20%    -8.33%    9.83%
------------------------------------------------------------------------------
     I            1/02/97           2.54%    6.51%    2.24%    -7.41%   10.93%
------------------------------------------------------------------------------
     J            12/18/00          2.04%    5.47%    1.21%    -8.34%    9.84%
------------------------------------------------------------------------------
    R*            12/31/02          2.31%    5.97%    1.83%    -7.76%   10.60%
------------------------------------------------------------------------------
    R1            4/01/05           2.02%    5.51%    1.20%    -8.34%    9.84%
------------------------------------------------------------------------------
    R2            4/01/05           2.11%    5.61%    1.23%    -8.32%    9.85%
------------------------------------------------------------------------------
    R3*           10/31/03          2.19%    5.77%    1.34%    -8.26%    9.88%
------------------------------------------------------------------------------
    R4            4/01/05           2.35%    6.19%    1.88%    -7.73%   10.61%
------------------------------------------------------------------------------
    R5            4/01/05           2.43%    6.28%    1.90%    -7.72%   10.62%
------------------------------------------------------------------------------
   529A           7/31/02           2.23%    5.92%    1.58%    -7.89%   10.52%
------------------------------------------------------------------------------
   529B           7/31/02           1.85%    5.15%    0.99%    -8.45%    9.77%
------------------------------------------------------------------------------
   529C           7/31/02           1.86%    5.17%    0.98%    -8.46%    9.77%
------------------------------------------------------------------------------

COMPARATIVE BENCHMARKS

Average large-cap growth fund+      1.88%    4.30%    2.81%    -7.64%    7.43%
------------------------------------------------------------------------------
Russell 1000 Growth Index#          2.51%    3.33%    3.97%    -8.97%    7.85%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

Share class                        6-mo     1-yr     3-yr      5-yr     10-yr
------------------------------------------------------------------------------
     A                             -3.54%    0.09%   -0.12%    -8.82%    9.96%
------------------------------------------------------------------------------
     B                             -1.98%    1.51%    0.21%    -8.67%    9.84%
------------------------------------------------------------------------------
     C                              1.03%    4.44%    1.20%    -8.33%    9.83%
------------------------------------------------------------------------------
     J                             -2.04%    1.25%   -0.16%    -9.08%    9.39%
------------------------------------------------------------------------------
   529A                            -3.64%   -0.17%   -0.41%    -8.98%    9.86%
------------------------------------------------------------------------------
   529B                            -2.15%    1.15%    0.00%    -8.79%    9.77%
------------------------------------------------------------------------------
   529C                             0.86%    4.17%    0.98%    -8.46%    9.77%
------------------------------------------------------------------------------
I, R, R1, R2, R3, R4 and R5 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CUMULATIVE WITHOUT SALES CHARGE
------------------------------------------------------------------------------
     A                              2.35%    6.19%    5.73%   -33.13%  174.21%
------------------------------------------------------------------------------
     B                              2.02%    5.51%    3.64%   -35.29%  155.56%
------------------------------------------------------------------------------
     C                              2.03%    5.44%    3.66%   -35.28%  155.49%
------------------------------------------------------------------------------
     I                              2.54%    6.51%    6.88%   -31.93%  182.15%
------------------------------------------------------------------------------
     J                              2.04%    5.47%    3.68%   -35.29%  155.56%
------------------------------------------------------------------------------
    R*                              2.31%    5.97%    5.60%   -33.21%  173.88%
------------------------------------------------------------------------------
    R1                              2.02%    5.51%    3.64%   -35.29%  155.56%
------------------------------------------------------------------------------
    R2                              2.11%    5.61%    3.73%   -35.24%  155.79%
------------------------------------------------------------------------------
    R3*                             2.19%    5.77%    4.08%   -35.02%  156.65%
------------------------------------------------------------------------------
    R4                              2.35%    6.19%    5.73%   -33.13%  174.21%
------------------------------------------------------------------------------
    R5                              2.43%    6.28%    5.82%   -33.08%  174.44%
------------------------------------------------------------------------------
   529A                             2.23%    5.92%    4.81%   -33.71%  171.83%
------------------------------------------------------------------------------
   529B                             1.85%    5.15%    2.99%   -35.70%  153.95%
------------------------------------------------------------------------------
   529C                             1.86%    5.17%    2.98%   -35.71%  153.92%
------------------------------------------------------------------------------
* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares" and Class R2 shares have been renamed "Class R3 shares."
+   Source: Lipper Inc., an independent firm that reports mutual fund performance.
#   Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

INDEX DEFINITION

Russell 1000 Growth Index - is constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class J results reflect the deduction of the maximum 4% sales charge and are available only to residents of Japan. Class R shares have no initial sales charge or CDSC and are available only to Class R existing shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Class I, R, R4, R5, and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class C, J, R1, R2, R3, 529B and 529C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund July 28, 2004 relating to MFS' revenue sharing settlement with the Securities and Exchange Commission without which the performance would have been lower. For example, the impact on the fund's performance (not including sales charge) for the one-year period through the date shown would have been lower by approximately 0.27%. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Growth companies risk, is the risk that the prices of growth company securities held by the portfolio, which are the portfolio's principal investment focus, will fall to a greater extent than the overall equity markets due to changing economic, political or market conditions.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, DECEMBER 1, 2004 THROUGH MAY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                            Annualized    Beginning      Ending        Period**
   Share                     Expense    Account Value Account Value   12/01/04-
   Class                      Ratio        12/01/04      5/31/05       5/31/05
-------------------------------------------------------------------------------
              Actual          0.90%       $1,000.00     $1,023.50       $4.54
     A        -----------------------------------------------------------------
              Hypothetical*   0.90%       $1,000.00     $1,020.44       $4.53
-------------------------------------------------------------------------------
              Actual          1.55%       $1,000.00     $1,020.20       $7.81
     B        -----------------------------------------------------------------
              Hypothetical*   1.55%       $1,000.00     $1,017.20       $7.80
-------------------------------------------------------------------------------
              Actual          1.54%       $1,000.00     $1,020.30       $7.76
     C        -----------------------------------------------------------------
              Hypothetical*   1.54%       $1,000.00     $1,017.25       $7.75
-------------------------------------------------------------------------------
               Actual         0.63%       $1,000.00     $1,025.40       $3.18
     I        -----------------------------------------------------------------
               Hypothetical*  0.63%       $1,000.00     $1,021.79       $3.18
-------------------------------------------------------------------------------
              Actual          1.55%       $1,000.00     $1,020.40       $7.81
     J        -----------------------------------------------------------------
              Hypothetical*   1.55%       $1,000.00     $1,017.20       $7.80
-------------------------------------------------------------------------------
              Actual          1.03%       $1,000.00     $1,023.10       $5.20
     R        -----------------------------------------------------------------
(formerly R1) Hypothetical*   1.03%       $1,000.00     $1,019.80       $5.19
-------------------------------------------------------------------------------
              Actual          1.64%       $1,000.00     $1,020.20       $8.26
     R1       -----------------------------------------------------------------
              Hypothetical*   1.64%       $1,000.00     $1,016.75       $8.25
-------------------------------------------------------------------------------
              Actual          1.32%       $1,000.00     $1,021.10       $6.65
     R2       -----------------------------------------------------------------
              Hypothetical*   1.32%       $1,000.00     $1,018.35       $6.64
-------------------------------------------------------------------------------
              Actual          1.29%       $1,000.00     $1,021.90       $6.50
     R3       -----------------------------------------------------------------
(formerly R2) Hypothetical*   1.29%       $1,000.00     $1,018.50       $6.49
-------------------------------------------------------------------------------
              Actual          0.83%       $1,000.00     $1,023.50       $4.19
     R4       -----------------------------------------------------------------
              Hypothetical*   0.83%       $1,000.00     $1,020.79       $4.18
-------------------------------------------------------------------------------
              Actual          0.53%       $1,000.00     $1,024.30       $2.67
     R5       -----------------------------------------------------------------
              Hypothetical*   0.53%       $1,000.00     $1,022.29       $2.67
-------------------------------------------------------------------------------
              Actual          1.14%       $1,000.00     $1,022.30       $5.75
    529A      -----------------------------------------------------------------
              Hypothetical    1.14%       $1,000.00     $1,019.25       $5.74
-------------------------------------------------------------------------------
              Actual          1.79%       $1,000.00     $1,018.50       $9.01
    529B      -----------------------------------------------------------------
              Hypothetical*   1.79%       $1,000.00     $1,016.01       $9.00
-------------------------------------------------------------------------------
              Actual          1.80%       $1,000.00     $1,018.60       $9.06
    529C      -----------------------------------------------------------------
              Hypothetical*   1.80%       $1,000.00     $1,015.96       $9.05
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 5/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.7%
---------------------------------------------------------------------------------------------
ISSUER                                                                SHARES          $ VALUE
---------------------------------------------------------------------------------------------
Aerospace - 1.2%
---------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                260,900   $   16,929,801
Northrop Grumman Corp.                                               377,700       21,045,444
United Technologies Corp.                                            551,500       58,845,050
                                                                               --------------
                                                                               $   96,820,295
---------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.7%
---------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                 103,900   $    7,417,948
Nike, Inc., "B"                                                      269,700       22,169,340
Polo Ralph Lauren Corp., "A"                                         107,100        4,150,125
Reebok International Ltd.^                                           601,140       24,472,409
                                                                               --------------
                                                                               $   58,209,822
---------------------------------------------------------------------------------------------
Automotive - 0.5%
---------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                               830,800   $   40,734,124
---------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.5%
---------------------------------------------------------------------------------------------
American Express Co.                                                 683,150   $   36,787,628
Citigroup, Inc.                                                    1,111,320       52,354,285
Countrywide Financial Corp.*                                         877,100       32,601,807
SLM Corp.^                                                         1,579,100       76,223,157
Wells Fargo & Co.                                                     38,900        2,349,949
                                                                               --------------
                                                                               $  200,316,826
---------------------------------------------------------------------------------------------
Biotechnology - 5.2%
---------------------------------------------------------------------------------------------
Amgen, Inc.*                                                       3,193,273   $  199,835,024
Biogen Idec, Inc.^*                                                  959,100       37,500,810
Genzyme Corp.*                                                     1,340,428       83,629,303
Gilead Sciences, Inc.*                                             1,578,363       64,397,210
ImClone Systems, Inc.^*                                              476,860       15,803,140
Medimmune, Inc.^*                                                    462,960       12,222,144
                                                                               --------------
                                                                               $  413,387,631
---------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.3%
---------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                         911,100   $   10,814,757
Comcast Corp., "A"*                                                2,323,830       74,827,326
EchoStar Communications Corp., "A"^                                  542,000       15,842,660
Grupo Televisa S.A., ADR                                             388,840       23,330,400
News Corp., "A"                                                    1,684,600       27,172,598
Time Warner, Inc.*                                                 2,438,920       42,437,208
Univision Communications, Inc., "A"*                               1,652,680       43,977,815
Viacom, Inc., "B"                                                  1,264,470       43,358,676
Walt Disney Co.                                                    2,204,870       60,501,633
                                                                               --------------
                                                                               $  342,263,073
---------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.9%
---------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                            45,500   $    9,836,645
Goldman Sachs Group, Inc.                                            111,700       10,890,750
Legg Mason, Inc.                                                     258,700       21,259,966
Mellon Financial Corp.                                               446,700       12,400,392
Merrill Lynch & Co., Inc.                                            357,350       19,389,811
                                                                               --------------
                                                                               $   73,777,564
---------------------------------------------------------------------------------------------
Business Services - 1.7%
---------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                               4,099,060   $   95,426,117
Fiserv, Inc.^*                                                       684,100       29,416,300
Getty Images, Inc.^*                                                 140,360       10,504,542
                                                                               --------------
                                                                               $  135,346,959
---------------------------------------------------------------------------------------------
Chemicals - 1.1%
---------------------------------------------------------------------------------------------
3M Co.                                                               461,800   $   35,396,970
Monsanto Co.                                                         951,180       54,217,260
                                                                               --------------
                                                                               $   89,614,230
---------------------------------------------------------------------------------------------
Computer Software - 10.1%
---------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                       2,831,980   $   77,171,455
Check Point Software Technologies Ltd.*                              445,226       10,111,082
Citrix Systems, Inc.^*                                               536,650       13,502,114
Mercury Interactive Corp.*                                         1,640,270       74,008,982
Microsoft Corp.                                                   11,312,160      291,853,728
Oracle Corp.*                                                     14,274,450      182,998,449
Symantec Corp.*                                                    4,432,100      100,209,781
TomTom N.V.*                                                          14,760          338,303
VERITAS Software Corp.*                                            1,858,330       46,216,667
                                                                               --------------
                                                                               $  796,410,561
---------------------------------------------------------------------------------------------
Computer Software - Systems - 3.1%
---------------------------------------------------------------------------------------------
CDW Corp.^                                                           494,900   $   28,793,282
Dell, Inc.*                                                        5,231,610      208,688,923
Infosys Technologies Ltd., ADR                                        66,100        4,781,674
LG.Philips LCD Co. Ltd., ADR*                                        151,700        3,969,989
                                                                               --------------
                                                                               $  246,233,868
---------------------------------------------------------------------------------------------
Conglomerates - 0.1%
---------------------------------------------------------------------------------------------
Textron, Inc.                                                        102,800   $    7,945,412
---------------------------------------------------------------------------------------------
Construction - 0.1%
---------------------------------------------------------------------------------------------
KB Home^                                                              66,600   $    4,498,164
Pulte Homes, Inc.                                                     53,900        4,120,655
                                                                               --------------
                                                                               $    8,618,819
---------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.5%
---------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                             236,400   $   18,557,400
Avon Products, Inc.                                                  987,230       39,232,520
Career Education Corp.^*                                             280,300        9,718,001
Cintas Corp.^                                                        626,620       25,296,649
Fortune Brands, Inc.                                                  37,600        3,252,400
Gillette Co.                                                         621,580       32,782,129
Procter & Gamble Co.                                               2,102,660      115,961,699
Reckitt Benckiser PLC                                              1,144,900       34,981,477
                                                                               --------------
                                                                               $  279,782,275
---------------------------------------------------------------------------------------------
Electrical Equipment - 3.1%
---------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                          222,940   $   15,369,484
Emerson Electric Co.                                                 246,200       16,364,914
General Electric Co.                                               2,652,530       96,764,294
Tyco International Ltd.                                            3,884,320      112,373,378
                                                                               --------------
                                                                               $  240,872,070
---------------------------------------------------------------------------------------------
Electronics - 5.3%
---------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                  205,600   $    8,715,384
Analog Devices, Inc.                                               2,541,930       94,254,764
Broadcom Corp., "A"*                                                 323,300       11,473,917
KLA-Tencor Corp.^                                                    411,200       18,672,592
Linear Technology Corp.^                                             134,440        5,037,467
Marvell Technology Group Ltd.*                                     1,571,828       64,382,075
Maxim Integrated Products, Inc.                                      225,760        8,894,944
PMC-Sierra, Inc.^*                                                 1,957,470       17,167,012
Samsung Electronics Co. Ltd., GDR                                    134,240       32,284,720
Samsung Electronics Co., Ltd.                                         75,350       36,571,861
Symbol Technologies, Inc.                                                 40              460
Taiwan Semiconductor Manufacturing Co. Ltd., ADR^                  2,988,980       27,528,506
Texas Instruments, Inc.                                            1,150,390       31,796,780
Xilinx, Inc.                                                       2,309,050       64,076,138
                                                                               --------------
                                                                               $  420,856,620
---------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
---------------------------------------------------------------------------------------------
Arch Coal, Inc.^                                                     101,700   $    4,927,365
EOG Resources, Inc.^                                                 248,700       12,407,643
Massey Energy Co.^                                                   122,100        4,936,503
                                                                               --------------
                                                                               $   22,271,511
---------------------------------------------------------------------------------------------
Food & Drug Stores - 1.5%
---------------------------------------------------------------------------------------------
CVS Corp.                                                          2,177,710   $  119,447,394
---------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.7%
---------------------------------------------------------------------------------------------
Groupe Danone                                                         60,700   $    5,585,218
Kellogg Co.                                                          635,400       28,904,346
PepsiCo, Inc.^                                                     2,635,250      148,364,575
SYSCO Corp.^                                                         794,940       29,539,970
                                                                               --------------
                                                                               $  212,394,109
---------------------------------------------------------------------------------------------
Furniture & Appliances - 0.1%
---------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                126,500   $   10,481,790
---------------------------------------------------------------------------------------------
Gaming & Lodging - 1.2%
---------------------------------------------------------------------------------------------
Carnival Corp.                                                     1,020,500   $   53,984,450
Harrah's Entertainment, Inc.^                                        225,000       16,157,250
International Game Technology                                        551,200       15,532,816
Royal Caribbean Cruises Ltd.^                                        220,870       10,184,316
                                                                               --------------
                                                                               $   95,858,832
---------------------------------------------------------------------------------------------
General Merchandise - 4.7%
---------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                           624,100   $   16,020,647
Kohl's Corp.*                                                      1,956,620       95,267,828
Target Corp.                                                       1,904,950      102,295,815
Wal-Mart Stores, Inc.                                              3,254,890      153,728,455
                                                                               --------------
                                                                               $  367,312,745
---------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.6%
---------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                              64,600   $    3,138,268
WellPoint, Inc.*                                                     349,300       46,456,900
                                                                               --------------
                                                                               $   49,595,168
---------------------------------------------------------------------------------------------
Insurance - 1.5%
---------------------------------------------------------------------------------------------
AFLAC, Inc.                                                          622,900   $   25,881,495
American International Group, Inc.                                 1,378,750       76,589,563
St. Paul Travelers Cos., Inc.^                                       454,465       17,215,134
                                                                               --------------
                                                                               $  119,686,192
---------------------------------------------------------------------------------------------
Internet - 3.1%
---------------------------------------------------------------------------------------------
Amazon.com, Inc.^*                                                   224,500   $    7,971,995
eBay, Inc.*                                                        1,542,810       58,642,208
Google, Inc., "A"*                                                   208,900       58,157,760
IAC/InterActiveCorp^*                                                827,100       20,263,950
Yahoo!, Inc.*                                                      2,584,410       96,140,052
                                                                               --------------
                                                                               $  241,175,965
---------------------------------------------------------------------------------------------
Leisure & Toys - 1.4%
---------------------------------------------------------------------------------------------
Activision, Inc.*                                                    465,000   $    7,328,400
Electronic Arts, Inc.*                                             1,890,340       99,318,464
                                                                               --------------
                                                                               $  106,646,864
---------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
---------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                   264,000   $   24,845,040
Illinois Tool Works, Inc.                                            542,020       45,762,749
                                                                               --------------
                                                                               $   70,607,789
---------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.0%
---------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                   760,200   $   33,950,532
Cerner Corp.^*                                                       146,800        9,593,380
Community Health Systems, Inc.*                                      485,700       17,664,909
HCA, Inc.^                                                           349,800       18,889,200
                                                                               --------------
                                                                               $   80,098,021
---------------------------------------------------------------------------------------------
Medical Equipment - 4.0%
---------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                             693,960   $   18,799,376
Fisher Scientific International, Inc.*                             1,166,470       72,857,716
Medtronic, Inc.                                                    1,942,470      104,407,763
St. Jude Medical, Inc.*                                            1,723,370       69,141,604
Varian Medical Systems, Inc.*                                        503,500       18,936,635
Waters Corp.*                                                        411,000       15,967,350
Zimmer Holdings, Inc.^*                                              249,000       19,068,420
                                                                               --------------
                                                                               $  319,178,864
---------------------------------------------------------------------------------------------
Metals & Mining - 0.2%
---------------------------------------------------------------------------------------------
BHP Billiton Ltd.^                                                   121,800   $    3,057,180
Companhia Vale do Rio Doce, ADR^                                     274,800        7,977,444
                                                                               --------------
                                                                               $   11,034,624
---------------------------------------------------------------------------------------------
Oil Services - 1.8%
---------------------------------------------------------------------------------------------
BJ Services Co.                                                      168,300   $    8,473,905
GlobalSantaFe Corp.                                                  877,400       32,147,936
Halliburton Co.                                                    1,363,100       58,258,894
Noble Corp.^                                                         479,300       27,137,966
Smith International, Inc.^                                           142,000        8,343,920
Tenaris S.A., ADR^                                                    69,100        4,819,725
                                                                               --------------
                                                                               $  139,182,346
---------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.9%
---------------------------------------------------------------------------------------------
EMC Corp.*                                                         8,149,070   $  114,575,924
Lexmark International, Inc., "A"*                                    354,800       24,282,512
Network Appliance, Inc.^*                                            460,050       13,231,038
                                                                               --------------
                                                                               $  152,089,474
---------------------------------------------------------------------------------------------
Pharmaceuticals - 13.0%
---------------------------------------------------------------------------------------------
Abbott Laboratories                                                3,564,480   $  171,950,515
Allergan, Inc.^                                                      728,510       56,321,108
Eli Lilly & Co.                                                    2,400,730      139,962,559
Johnson & Johnson                                                  4,184,590      280,785,989
Roche Holding AG^                                                    949,260      119,698,397
Sanofi-Aventis^                                                      260,800       23,531,619
Teva Pharmaceutical Industries Ltd., ADR                             692,100       23,095,377
Wyeth                                                              4,925,080      213,600,720
                                                                               --------------
                                                                               $1,028,946,284
---------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
---------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                               634,400   $   27,697,904
---------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
---------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                    76,700   $    3,790,514
---------------------------------------------------------------------------------------------
Restaurants - 0.7%
---------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                           1,279,960   $   56,638,230
---------------------------------------------------------------------------------------------
Specialty Chemicals - 0.5%
---------------------------------------------------------------------------------------------
Praxair, Inc.                                                        824,900   $   38,663,063
---------------------------------------------------------------------------------------------
Specialty Stores - 4.0%
---------------------------------------------------------------------------------------------
Aeropostale, Inc.*                                                   350,300   $    9,545,675
Bed Bath & Beyond, Inc.*                                             345,370       14,039,291
Best Buy Co., Inc.                                                   426,200       23,198,066
CarMax, Inc.*                                                        339,500        8,667,435
Home Depot, Inc.                                                     555,200       21,847,120
Lowe's Cos., Inc.                                                  2,253,100      128,899,851
PETsMART, Inc.                                                     1,876,560       59,618,311
Staples, Inc.                                                        488,995       10,528,062
TJX Cos., Inc.^                                                    1,814,500       41,606,485
                                                                               --------------
                                                                               $  317,950,296
---------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
---------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                      600,400   $   34,030,672
---------------------------------------------------------------------------------------------
Telecommunications - Wireline - 6.5%
---------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                              14,275,130   $  276,652,019
Comverse Technology, Inc.*                                         1,285,960       30,258,639
Corning, Inc.^*                                                    6,153,340       96,484,371
Juniper Networks, Inc.*                                              468,300       12,007,212
QUALCOMM, Inc.                                                     2,705,700      100,814,382
                                                                               --------------
                                                                               $  516,216,623
---------------------------------------------------------------------------------------------
Telephone Services - 0.5%
---------------------------------------------------------------------------------------------
Sprint Corp.                                                       1,671,950   $   39,608,496
---------------------------------------------------------------------------------------------
Trucking - 1.3%
---------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                        209,850   $   10,698,153
FedEx Corp.                                                          789,760       70,620,339
United Parcel Service, Inc., "B"                                     303,720       22,368,978
                                                                               --------------
                                                                               $  103,687,470
---------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $7,684,914,102)                                 $7,735,481,389
---------------------------------------------------------------------------------------------
Short-Term Obligations> - 0.8%
---------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------
Verizon Global Networks, Inc., 3.05%, due 6/23/05             $    9,941,000   $    9,922,471
Verizon Network Funding, 3.03%, due 6/23/05                        5,000,000        4,990,742
Verizon Network Funding, 3.06%, due 6/29/05                       48,058,000       47,943,622
---------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                $   62,856,835
---------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 2.9%
---------------------------------------------------------------------------------------------
Morgan Stanley, 3.07%, dated 5/31/05, due 6/01/05, total to
be received $71,124,339 (secured by various U.S.Treasury and
Federal Agency obligations in a individually traded account)  $   71,118,274   $   71,118,274
---------------------------------------------------------------------------------------------
ISSUER                                                                SHARES          $ VALUE
---------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                     158,845,634   $  158,845,634
---------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                      $  229,963,908
---------------------------------------------------------------------------------------------
Repurchase Agreement - 1.9%
---------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------
Morgan Stanley, 3.05%, dated 5/31/05, due 6/01/05,
total to be received $153,648,016 by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                      $  153,635,000   $  153,635,000
---------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $8,131,369,845)                            $8,181,937,132
---------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.3)%                                          (262,416,056)
---------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                            $7,919,521,076
---------------------------------------------------------------------------------------------
*Non-income producing security.
^ All or a portion of this security is on loan.
> The rate shown represents an annualized yield at time of purchase.
ADR = American Depository Receipt.
GDR = Global Depository Receipt.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 5/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $222,200,408 of
securities on loan (identified cost, $8,131,369,845)            $8,181,937,132
Cash                                                                       875
Receivable for investments sold                                     69,978,835
Receivable for fund shares sold                                      4,714,459
Interest and dividends receivable                                    9,182,260
Other assets                                                            87,269
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $8,265,900,830
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                  $92,414,841
Payable for fund shares reacquired                                  19,997,366
Collateral for securities loaned, at value                         229,963,908
Payable to affiliates
  Management fee                                                       288,196
  Shareholder servicing costs                                        2,074,348
  Distribution and service fee                                         500,850
  Administrative fee                                                     6,623
  Program manager fee                                                      120
  Administrative service fee                                                43
Accrued expenses and other liabilities                               1,133,459
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $346,379,754
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $7,919,521,076
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                $12,951,229,610
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        50,581,843
Accumulated net realized loss on investments and foreign
currency transactions                                           (5,073,872,067)
Accumulated net investment loss                                     (8,418,310)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $7,919,521,076
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   674,980,853
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $4,979,706,878
  Shares outstanding                                               411,306,358
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $12.11
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$12.11)                                                    $12.85
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $2,130,769,520
  Shares outstanding                                               191,921,608
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $11.10
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $636,213,713
  Shares outstanding                                                57,556,558
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $11.05
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $114,801,963
  Shares outstanding                                                 9,340,502
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $12.29
-------------------------------------------------------------------------------------------------------
Class J shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $5,363,882
  Shares outstanding                                                   487,982
-------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                                 $10.99
-------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $46,617,982
  Shares outstanding                                                 3,852,708
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $12.10
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $60,114
  Shares outstanding                                                     5,415
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $11.10
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $51,142
  Shares outstanding                                                     4,604
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $11.11
-------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $1,409,917
  Shares outstanding                                                   117,506
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $12.00
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $51,184
  Shares outstanding                                                     4,227
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $12.11
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $51,210
  Shares outstanding                                                     4,226
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $12.12
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $2,999,645
  Shares outstanding                                                   249,722
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $12.01
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$12.01)                                                    $12.74
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                          $549,531
  Shares outstanding                                                    49,819
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $11.03
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                          $874,395
  Shares outstanding                                                    79,618
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $10.98
-------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of
Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 5/31/05

NET INVESTMENT LOSS
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $36,285,224
  Interest                                                             2,272,368
  Foreign taxes withheld                                                (285,180)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $38,272,412
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $13,682,982
  Trustees' compensation                                                  79,883
  Shareholder servicing costs                                          6,740,043
  Distribution and service fee (Class A)                               9,049,833
  Distribution and service fee (Class B)                              11,355,983
  Distribution and service fee (Class C)                               3,414,490
  Distribution and service fee (Class J)                                  31,735
  Distribution and service fee (Class R)                                  89,988
  Distribution and service fee (Class R1)                                     65
  Distribution and service fee (Class R2)                                     42
  Distribution and service fee (Class R3)                                  2,892
  Distribution and service fee (Class R4)                                     21
  Distribution and service fee (Class 529A)                                4,707
  Distribution and service fee (Class 529B)                                2,533
  Distribution and service fee (Class 529C)                                4,124
  Program manager fee (Class 529A)                                         3,362
  Program manager fee (Class 529B)                                           633
  Program manager fee (Class 529C)                                         1,031
  Administrative service fee (Class R1)                                       39
  Administrative service fee (Class R2)                                       33
  Administrative service fee (Class R3)                                    1,446
  Administrative service fee (Class R4)                                       12
  Administrative service fee (Class R5)                                        8
  Administrative fee                                                     232,615
  Custodian fee                                                          739,812
  Interest expense                                                         1,220
  Printing                                                               246,975
  Postage                                                                103,368
  Auditing fees                                                           32,974
  Legal fees                                                             103,015
  Shareholder solicitation expense                                       716,481
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                          107,395
-------------------------------------------------------------------------------------------------------
Total expenses                                                                              $46,749,740
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (380,236)
  Reduction of expenses by investment adviser                            (18,642)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                $46,350,862
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(8,078,450)
-------------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $337,769,526
  Foreign currency transactions                                         (281,118)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $337,488,408
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                      $(135,628,883)
  Translation of assets and liabilities in foreign currencies              1,477
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(135,627,406)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $201,861,002
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $193,782,552
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                           SIX MONTHS ENDED                  YEAR ENDED
                                                                    5/31/05                    11/30/04
                                                                (UNAUDITED)

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    $(8,078,450)                $23,699,754
Net realized gain (loss) on investments and foreign
currency transactions                                           337,488,408                 762,967,254
Net unrealized gain (loss) on investments and foreign
currency translation                                           (135,627,406)                (62,165,681)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $193,782,552                $724,501,327
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS -

From net investment income (Class A)                           $(22,549,647)                        $--
From net investment income (Class I)                             (1,105,607)                         --
From net investment income (Class R)                               (113,615)                         --
From net investment income (Class R3)                                (6,068)                         --
From net investment income (Class 529A)                              (7,734)                         --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(23,782,671)                        $--
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions           $(1,119,826,533)            $(2,936,090,100)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                     $19,402                      $9,598
-------------------------------------------------------------------------------------------------------
Total change in net assets                                    $(949,807,250)            $(2,211,579,175)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                       $8,869,328,326             $11,080,907,501
At end of period (including accumulated net investment
loss of $8,418,310 and accumulated undistributed net
investment income of $23,442,811, respectively)              $7,919,521,076              $8,869,328,326
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                SIX MONTHS                                      YEARS ENDED 11/30
                                     ENDED         ---------------------------------------------------------------------------
CLASS A                            5/31/05               2004             2003              2002           2001           2000
                               (UNAUDITED)

Net asset value,
beginning of period                 $11.88             $11.02            $9.98            $12.73         $18.47         $19.29
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss)(S)                          $0.00+++           $0.05            $0.00+++         $(0.02)        $(0.00)+++     $(0.03)

  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                0.28               0.81             1.04             (2.73)         (4.02)          0.83###
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $0.28              $0.86            $1.04            $(2.75)        $(4.02)         $0.80
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.05)               $--              $--               $--            $--            $--

  From net realized gain on
  investments and foreign
  currency transactions                 --                 --               --                --          (1.47)         (1.62)

  From paid-in capital                  --                 --               --                --          (0.25)            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.05)               $--              $--               $--         $(1.72)        $(1.62)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-
in capital#                          $0.00+++           $0.00+++           $--               $--            $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                           $12.11             $11.88           $11.02             $9.98         $12.73         $18.47
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                  2.35++             7.80^           10.42*           (21.60)        (24.20)          4.03
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                      YEARS ENDED 11/30
                                     ENDED         ---------------------------------------------------------------------------
CLASS A (CONTINUED)                5/31/05               2004             2003              2002           2001           2000
                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                            0.90+              0.92             0.95              0.94           0.94           0.85

Net investment income (loss)          0.03+              0.44             0.01             (0.14)         (0.03)         (0.15)

Portfolio turnover                      57                141              283               227            305            261

Net assets at end of period
(000,000 Omitted)                   $4,980             $5,540           $7,079            $6,327         $8,337         $9,243
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)         $0.00+++**         $0.05**            $--               $--            $--            $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                            0.90+**            0.92**             --                --             --             --

Net investment income (loss)          0.03+**            0.44**             --                --             --             --
------------------------------------------------------------------------------------------------------------------------------
  * The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.07% lower.
 ** The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                 SIX MONTHS                                    YEARS ENDED 11/30
                                      ENDED       ----------------------------------------------------------------------------
CLASS B                             5/31/05             2004             2003              2002            2001           2000
                                (UNAUDITED)

Net asset value, beginning
of period                            $10.88           $10.16            $9.27            $11.89          $17.37         $18.28
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss)(S)                          $(0.03)          $(0.02)          $(0.06)           $(0.08)         $(0.09)        $(0.16)

  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 0.25             0.74             0.95             (2.54)          (3.77)          0.80###
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                            $0.22            $0.72            $0.89            $(2.62)         $(3.86)         $0.64
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                 $--              $--              $--               $--          $(1.39)        $(1.55)

  From paid-in capital                   --               --               --                --           (0.23)            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                            $--              $--              $--               $--          $(1.62)        $(1.55)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-
in capital#                           $0.00+++         $0.00+++           $--               $--             $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $11.10           $10.88           $10.16             $9.27          $11.89         $17.37
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                      2.02++           7.09^            9.60*           (22.04)         (24.71)          3.34
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS                                    YEARS ENDED 11/30
                                      ENDED       ----------------------------------------------------------------------------
CLASS B (CONTINUED)                 5/31/05             2004             2003              2002            2001           2000
                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                             1.55+            1.56             1.60              1.59            1.59           1.50

Net investment income (loss)          (0.62)+          (0.17)           (0.64)            (0.79)          (0.68)         (0.80)

Portfolio turnover                       57              141              283               227             305            261

Net assets at end of period
(000,000 Omitted)                    $2,131           $2,415           $2,779            $2,820          $4,280         $5,488
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)         $(0.03)**        $(0.02)**           $--               $--             $--            $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                             1.55+**          1.56**             --                --              --             --

Net investment income (loss)          (0.62)+**        (0.17)**            --                --              --             --
------------------------------------------------------------------------------------------------------------------------------
  * The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.08% lower.
 ** The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                               SIX MONTHS                                     YEARS ENDED 11/30
                                    ENDED      -------------------------------------------------------------------------------
CLASS C                           5/31/05             2004             2003             2002              2001            2000
                              (UNAUDITED)

Net asset value, beginning
of period                          $10.83           $10.11            $9.23           $11.84            $17.31          $18.23
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss)(S)                        $(0.03)          $(0.02)          $(0.06)          $(0.08)           $(0.09)         $(0.16)

  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                           0.25             0.74             0.94            (2.53)            (3.75)           0.79###
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.22            $0.72            $0.88           $(2.61)           $(3.84)          $0.63
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions               $--              $--              $--              $--            $(1.40)         $(1.55)

  From paid-in capital                 --               --               --               --             (0.23)             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                       $--              $--              $--              $--            $(1.63)         $(1.55)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                    $0.00+++         $0.00+++           $--              $--               $--             $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                             $11.05           $10.83           $10.11            $9.23            $11.84          $17.31
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                    2.03++           7.12^            9.53*          (22.04)           (24.69)           3.32
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                               SIX MONTHS                                     YEARS ENDED 11/30
                                    ENDED      -------------------------------------------------------------------------------
CLASS C (CONTINUED)               5/31/05             2004             2003             2002              2001            2000
                              (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                           1.54+            1.56             1.60             1.59              1.59            1.50

Net investment income (loss)        (0.62)+          (0.19)           (0.64)           (0.79)            (0.68)          (0.80)

Portfolio turnover                     57              141              283              227               305             261

Net assets at end of period
(000 Omitted)                    $636,214         $739,534         $911,333         $917,809        $1,446,087      $1,757,043
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)       $(0.03)**        $(0.02)**           $--              $--               $--             $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                           1.54+**          1.56**             --               --                --              --

Net investment income (loss)        (0.62)+**        (0.19)**            --               --                --              --
------------------------------------------------------------------------------------------------------------------------------
  * The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.08% lower.
 ** The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                    YEARS ENDED 11/30
                                     ENDED      ------------------------------------------------------------------------------
CLASS I                            5/31/05             2004             2003             2002             2001            2000
                               (UNAUDITED)

Net asset value,
beginning of period                 $12.08           $11.17           $10.08           $12.81           $18.58          $19.38
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss)(S)                          $0.02            $0.08            $0.04            $0.03            $0.05           $0.04

  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                0.29             0.83             1.05            (2.76)           (4.03)           0.83###
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $0.31            $0.91            $1.09           $(2.73)          $(3.98)          $0.87
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.10)             $--              $--              $--              $--             $--

  From net realized gain on
  investments and foreign
  currency transactions                 --               --               --               --            (1.53)          (1.67)

  From paid-in capital                  --               --               --               --            (0.26)             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.10)             $--              $--              $--           $(1.79)         $(1.67)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                     $0.00+++         $0.00+++           $--              $--              $--             $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                              $12.29           $12.08           $11.17           $10.08           $12.81          $18.58
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                     2.54++           8.15^           10.81*          (21.31)          (23.93)           4.39
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                    YEARS ENDED 11/30
                                     ENDED      ------------------------------------------------------------------------------
CLASS I (CONTINUED)                5/31/05             2004             2003             2002             2001            2000
                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                            0.63+            0.57             0.60             0.59             0.59            0.50

Net investment income (loss)          0.38+            0.67             0.36             0.21             0.32            0.20

Portfolio turnover                      57              141              283              227              305             261

Net assets at end of period
(000 Omitted)                     $114,802         $133,502         $285,467         $196,501         $195,542        $152,515
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)         $0.02**          $0.08**            $--              $--              $--             $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                            0.63+**          0.57**             --               --               --              --

Net investment income (loss)          0.38+**          0.67**             --               --               --              --
------------------------------------------------------------------------------------------------------------------------------
  * The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.07% lower.
 ** The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                            SIX MONTHS                     YEARS ENDED 11/30                        PERIOD
                                              ENDED         -----------------------------------------------         ENDED
CLASS J                                      5/31/05              2004                2003             2002       11/30/01*
                                           (UNAUDITED)
Net asset value, beginning of period        $10.77              $10.06               $9.17           $11.77           $15.98
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)           $(0.03)             $(0.03)             $(0.06)          $(0.08)          $(0.09)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    0.25                0.74                0.95            (2.52)           (4.12)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.22               $0.71               $0.89           $(2.60)          $(4.21)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                     $0.00+++            $0.00+++              $--              $--              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $10.99              $10.77              $10.06            $9.17           $11.77
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                          2.04++              7.06^               9.71**         (22.09)          (26.35)++
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                    1.55+               1.56                1.61             1.59             1.59+
Net investment income (loss)                 (0.62)+             (0.25)              (0.66)           (0.79)           (0.68)+
Portfolio turnover                              57                 141                 283              227              305
Net assets at end of period
(000 Omitted)                               $5,364              $7,630             $10,368           $3,284           $6,861
------------------------------------------------------------------------------------------------------------------------------
(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                $(0.03)***          $(0.03)***             $--              $--              $--
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                    1.55+***            1.56***               --               --               --
Net investment income (loss)                 (0.62)+***          (0.25)***              --               --               --
------------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class J shares, December 18, 2000, through November 30, 2001.
 ** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.09% lower.
*** The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                         SIX MONTHS                YEAR                  PERIOD
                                                            ENDED                  ENDED                  ENDED
CLASS R (FORMERLY CLASS R1)                                5/31/05               11/30/04               11/30/03*
                                                          (UNAUDITED)

Net asset value, beginning of period                       $11.87                 $11.02                  $9.23
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                          $(0.00)+++              $0.05                 $(0.01)

  Net realized and unrealized gain (loss) on
  investments and foreign currency                           0.27                   0.80                   1.80
---------------------------------------------------------------------------------------------------------------
Total from investment operations                            $0.27                  $0.85                  $1.79
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                               $(0.04)                   $--                    $--
---------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $0.00+++               $0.00+++                 $--
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $12.10                 $11.87                 $11.02
---------------------------------------------------------------------------------------------------------------
Total return (%)&                                            2.31++                 7.71^                 19.39++**
---------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
---------------------------------------------------------------------------------------------------------------
Expenses##                                                   1.03+                  1.07                   1.10+

Net investment income (loss)                                (0.06)+                 0.42                  (0.15)+

Portfolio turnover                                             57                    141                    283

Net assets at end of period (000 Omitted)                 $46,618                $29,239                $14,105
---------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                               $(0.00)+++***           $0.05***                 $--
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
---------------------------------------------------------------------------------------------------------------
Expenses##                                                   1.03+***               1.07***                  --

Net investment income (loss)                                (0.06)+***              0.42***                  --
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through November 30, 2003.
 ** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.08% lower.
*** The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.25% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                  PERIOD ENDED
CLASS R1                                                            5/31/05*
                                                                   (UNAUDITED)

Net asset value, beginning of period                                  $10.86
--------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------
  Net investment income (loss)(S)                                     $(0.01)

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                      0.25
--------------------------------------------------------------------------------
Total from investment operations                                       $0.24
--------------------------------------------------------------------------------
Net asset value, end of period                                        $11.10
--------------------------------------------------------------------------------
Total return (%)&                                                       2.21++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------
Expenses##                                                              1.64+

Net investment loss                                                    (0.53)+

Portfolio turnover                                                        57

Net assets at end of period (000 Omitted)                                $60
--------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                          $(0.01)**
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
----------------------------------------------------------------------
Expenses##                                                              1.64+**

Net investment income (loss)                                           (0.53)+**
--------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, April 1, 2005 through May 31, 2005.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
 # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                               PERIOD ENDED
CLASS R2                                                         5/31/05*
                                                                (UNAUDITED)

Net asset value, beginning of period                              $10.86
------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------
  Net investment income (loss)(S)                                 $(0.00)+++

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                  0.25
------------------------------------------------------------------------
Total from investment operations                                   $0.25
------------------------------------------------------------------------
Net asset value, end of period                                    $11.11
------------------------------------------------------------------------
Total return (%)&                                                   2.30++
------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------
Expenses##                                                          1.32+

Net investment loss                                                (0.23)+

Portfolio turnover                                                    57

Net assets at end of period (000 Omitted)                            $51
------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                      $(0.00)+++**
------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------
Expenses##                                                          1.32+**

Net investment income (loss)                                       (0.23)+**
------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, April 1, 2005 through May 31, 2005.
 ** The reimbursement impact per share amount and ratios were less than
    $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                            SIX MONTHS              YEAR                  PERIOD
                                                              ENDED                 ENDED                  ENDED
CLASS R3 (FORMERLY CLASS R2)                                 5/31/05              11/30/04               11/30/03*
                                                           (UNAUDITED)

Net asset value, beginning of period                          $11.82              $11.02                 $11.02
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                             $(0.02)              $0.00+++              $(0.00)+++

  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.28                0.80                  (0.00)+++
---------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.26               $0.80                 $(0.00)+++
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.08)                $--                    $--

Redemption fees added to paid-in capital#                      $0.00+++            $0.00+++                 $--
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $12.00              $11.82                 $11.02
---------------------------------------------------------------------------------------------------------------
Total return (%)&                                               2.19++              7.26^                  0.00++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
---------------------------------------------------------------------------------------------------------------
Expenses##                                                      1.29+               1.33                   1.44+

Net investment income (loss)                                   (0.33)+              0.03                  (0.34)+

Portfolio turnover                                                57                 141                    283

Net assets at end of period (000 Omitted)                     $1,410                $708                     $5
---------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                  $(0.02)**            $0.00+++**               $--
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
---------------------------------------------------------------------------------------------------------------
Expenses##                                                      1.29+**             1.33**                   --

Net investment income (loss)                                   (0.33)+**            0.03**                   --
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, October 31, 2003, through November 30, 2003.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.25% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                PERIOD ENDED
CLASS R4                                                          5/31/05*
                                                                 (UNAUDITED)

Net asset value, beginning of period                                $11.83
--------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------
  Net investment income (loss)(S)                                     0.01

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                    0.27
--------------------------------------------------------------------------
Total from investment operations                                      0.28
--------------------------------------------------------------------------
Net asset value, end of period                                        2.11
--------------------------------------------------------------------------
Total return (%)&                                                     2.37++
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------
Expenses##                                                            0.83+

Net investment income                                                 0.28+

Portfolio turnover                                                      57

Net assets at end of period (000 Omitted)                              $51
--------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                          $0.01**
--------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------
Expenses##                                                             0.83+**

Net investment income                                                  0.28+**
--------------------------------------------------------------------------
  * For the period from the inception of Class R4 shares, April 1, 2005 through May 31, 2005.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                  PERIOD ENDED
CLASS R5                                                            5/31/05*
                                                                   (UNAUDITED)

Net asset value, beginning of period                                  $11.83
----------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------
  Net investment income (loss)(S)                                      $0.01

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                      0.28
----------------------------------------------------------------------------
Total from investment operations                                       $0.29
----------------------------------------------------------------------------
Net asset value, end of period                                        $12.12
----------------------------------------------------------------------------
Total return (%)&                                                       2.45++
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
----------------------------------------------------------------------------
Expenses##                                                              0.53+

Net investment income                                                   0.56+

Portfolio turnover                                                        57

Net assets at end of period (000 Omitted)                                $51
----------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                           $0.01**
----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
----------------------------------------------------------------------------
Expenses##                                                              0.53+**

Net investment income                                                   0.56+**
----------------------------------------------------------------------------
 * For the period from the inception of Class R5 shares, April 1, 2005 through May 31, 2005. ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                         SIX MONTHS               YEARS ENDED 11/30                 PERIOD
                                                           ENDED          ---------------------------------         ENDED
CLASS 529A                                                5/31/05                2004                  2003       11/30/02*
                                                        (UNAUDITED)

Net asset value, beginning of period                     $11.79                $10.96                 $9.97            $9.72
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                        $(0.01)                $0.04                $(0.02)          $(0.00)+++

  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.27                  0.79                  1.01             0.25
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.26                 $0.83                 $0.99            $0.25
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $(0.04)                  $--                   $--              $--
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                 $0.00+++              $0.00+++                $--              $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $12.01                $11.79                $10.96            $9.97
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                       2.23++                7.57^                 9.93**           2.57++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
----------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 1.14+                 1.17                  1.20             1.19+

Net investment income (loss)                              (0.18)+                0.39                 (0.24)           (0.16)+

Portfolio turnover                                           57                   141                   283              227

Net assets at end of period (000 Omitted)                $3,000                $2,070                $1,068              $95
----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                             $(0.01)***             $0.04***                $--              $--
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
----------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 1.14+***              1.17***                 --               --

Net investment income (loss)                              (0.18)+***             0.39***                 --               --
----------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through November 30, 2002.
 ** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30,
    2003 would have been 0.08% lower.
*** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                         SIX MONTHS               YEARS ENDED 11/30                 PERIOD
                                                           ENDED          ---------------------------------         ENDED
CLASS 529B                                                5/31/05                2004                  2003       11/30/02*
                                                        (UNAUDITED)

Net asset value, beginning of period                     $10.83                $10.13                 $9.26            $9.05
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                        $(0.05)               $(0.03)               $(0.08)          $(0.02)

  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.25                  0.73                  0.95             0.23
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.20                 $0.70                 $0.87            $0.21
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                 $0.00+++              $0.00+++                $--              $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.03                $10.83                $10.13            $9.26
----------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                          1.85++                6.91^                 9.40**           2.32++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
----------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 1.79+                 1.81                  1.85             1.84+

Net investment income (loss)                              (0.85)+               (0.30)                (0.89)           (0.78)+

Portfolio turnover                                           57                   141                   283              227

Net assets at end of period (000 Omitted)                  $550                  $478                  $285              $24
----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                             $(0.05)***            $(0.03)***               $--              $--
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
----------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 1.79+***              1.81***                 --               --

Net investment income (loss)                              (0.85)+***            (0.30)***                --               --
----------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through November 30, 2002.
 ** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30,
    2003 would have been 0.09% lower.
*** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                         SIX MONTHS               YEARS ENDED 11/30                 PERIOD
                                                           ENDED          ---------------------------------         ENDED
CLASS 529C                                                5/31/05                2004                  2003       11/30/02*
                                                        (UNAUDITED)

Net asset value, beginning of period                     $10.78                $10.09                 $9.22            $9.01
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                        $(0.05)               $(0.04)               $(0.08)          $(0.02)

  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.25                  0.73                  0.95             0.23
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.20                 $0.69                 $0.87            $0.21
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                 $0.00+++              $0.00+++                $--              $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.98                $10.78                $10.09            $9.22
----------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                          1.86++                6.84^                 9.44**           2.33++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
----------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 1.80+                 1.81                  1.86             1.84+

Net investment income (loss)                              (0.85)+               (0.34)                (0.88)           (0.81)+

Portfolio turnover                                           57                   141                   283              227

Net assets at end of period (000 Omitted)                  $874                  $765                  $606              $32
----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                             $(0.05)***            $(0.04)***               $--              $--
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
----------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 1.80+***              1.81***                 --               --

Net investment income (loss)                              (0.85)+***            (0.34)***                --               --
----------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through November 30, 2002.
 ** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30,
    2003 would have been 0.09% lower.
*** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $74,979 of Deferred Trustees' Compensation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended May 31, 2005, the fund's custodian fees were reduced by $201,291 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended May 31, 2005, the fund's miscellaneous expenses were reduced by $178,945 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

As of November 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income               $23,678,788
        Capital loss carryforward               $(5,165,453,852)
        Post-October capital loss deferral           (3,660,457)
        Unrealized appreciation (depreciation)      (56,036,917)
        Other temporary differences                    (235,977)

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on November 30, 2009 ($2,865,732,653) and November 30, 2010 ($2,299,721,199).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund's average daily net assets.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $(3,269) as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $21,638 for retired Independent Trustees for the six months ended May 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $22,479,377, which resulted in an increase in net asset value of $0.03 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                   BEGINNING OF PERIOD
        EFFECTIVE DATE               THROUGH 2/28/05       3/01/05

        First $2 billion                 0.01120%          0.01626%
        Next $2.5 billion                0.00832%          0.01206%
        Next $2.5 billion                0.00032%          0.00056%
        In excess of $7 billion          0.00000%          0.00000%

For the six months ended May 31, 2005, the fund paid MFS $232,615, equivalent to 0.00561% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $149,779 and $1,727 for the six months ended May 31, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), Class R4, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                      CLASS A   CLASS B   CLASS C       CLASS J      CLASS R     CLASS R1

Distribution Fee        0.10%     0.75%     0.75%         0.75%        0.25%        0.50%
Service Fee             0.25%     0.25%     0.25%         0.25%        0.25%        0.25%
-----------------------------------------------------------------------------------------
Total Distribution
Plan                    0.35%     1.00%     1.00%         1.00%        0.50%        0.75%


                     CLASS R2  CLASS R3  CLASS R4    CLASS 529A   CLASS 529B   CLASS 529C

Distribution Fee        0.25%     0.25%     0.00%         0.25%        0.75%        0.75%
Service Fee             0.25%     0.25%     0.25%         0.25%        0.25%        0.25%
-----------------------------------------------------------------------------------------
Total Distribution
Plan                    0.50%     0.50%     0.25%         0.50%        1.00%        1.00%

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended
May 31, 2005 amounted to:

                      CLASS A   CLASS B   CLASS C   CLASS J        CLASS R CLASS R1

Service Fee
Retained
by MFD               $285,036   $10,614    $9,381            $0           $0           $0

                     CLASS R2  CLASS R3  CLASS R4    CLASS 529A   CLASS 529B   CLASS 529C

Service Fee
Retained
by MFD                     $0       $13        $0          $445          $12          $41

Fees incurred under the distribution plan during the six months ended May 31, 2005 were as follows:

                      CLASS A   CLASS B   CLASS C       CLASS J      CLASS R     CLASS R1

Effective Annual
Percentage Rates        0.35%     1.00%     1.00%         1.00%        0.50%        0.75%

                     CLASS R2  CLASS R3  CLASS R4    CLASS 529A   CLASS 529B   CLASS 529C

Effective Annual
Percentage Rates        0.50%     0.50%     0.25%         0.35%        1.00%        1.00%

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine. Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% Per annum attributable to Class A shares.

Class J shares are available for distribution through Mizuho Investors Securities Co., Ltd. ("Mizuho") and Mitsubishi Securities Co., Ltd. ("Mitsubishi") and their network of financial intermediaries. Mizuho also serves as the fund's agent securities company in Japan, and in the capacity represents the fund before Japanese regulatory authorities. MFD will pay to Mizuho and Mitsubishi 0.60% per annum of the average daily net assets attributable to their respective Class J shares. In addition, MFD will pay to Mizuho 0.065% per annum of the fund's average daily net assets attributable to Class J shares to cover its service as the fund's agent securities company.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended May 31, 2005 were as follows:

                         CLASS A     CLASS B   CLASS C  CLASS 529B    CLASS 529C

Contingent Deferred
Sales Charges
Imposed                  $54,859  $2,719,621   $41,526         $32          $24

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the beginning of the period through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended May 31, 2005, the fund paid MFSC a fee of $4,407,144 for shareholder services which equated to 0.1063% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $1,576,844, and other costs paid by the fund directly to unaffiliated vendors for the six months ended May 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $4,662,539,417 and $5,826,379,772, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $8,373,616,011
          ----------------------------------------------------------
          Gross unrealized appreciation                 $156,083,394
          Gross unrealized depreciation                 (347,762,273)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)   $(191,678,879)

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                          Six months ended 5/31/05               Year ended 11/30/04
                                         SHARES            AMOUNT            SHARES             AMOUNT

CLASS A SHARES

Shares sold                             31,161,464        $371,753,459       97,039,602      $1,105,194,897

Shares issued to shareholders in
reinvestment of distributions            1,444,637          17,624,570               --                  --

Shares reacquired                      (87,781,828)     (1,056,230,381)    (273,231,815)     (3,121,614,621)
--------------------------------------------------------------------------------------------------------------
Net change                             (55,175,727)      $(666,852,352)    (176,192,213)    $(2,016,419,724)

CLASS B SHARES

Shares sold                              4,851,496         $53,374,100       15,784,345        $165,539,143

Shares reacquired                      (34,888,138)       (383,696,005)     (67,350,354)       (703,587,008)
--------------------------------------------------------------------------------------------------------------
Net change                             (30,036,642)      $(330,321,905)     (51,566,009)      $(538,047,865)

CLASS C SHARES

Shares sold                              2,306,070         $25,244,252       10,189,138        $106,267,925

Shares reacquired                      (13,007,681)       (142,595,300)     (32,039,671)       (333,731,540)
--------------------------------------------------------------------------------------------------------------
Net change                             (10,701,611)      $(117,351,048)     (21,850,533)      $(227,463,615)

CLASS I SHARES

Shares sold                              1,476,332         $17,996,717        6,724,790         $77,848,366

Shares issued to shareholders in
reinvestment of distributions               74,150             917,234               --                  --

Shares reacquired                       (3,258,261)        (40,124,551)     (21,237,117)       (244,236,758)
--------------------------------------------------------------------------------------------------------------
Net change                              (1,707,779)       $(21,210,600)     (14,512,327)      $(166,388,392)

                                          Six months ended 5/31/05               Year ended 11/30/04
                                         SHARES            AMOUNT            SHARES             AMOUNT

CLASS J SHARES

Shares sold                                137,900          $1,524,376          862,660          $9,096,763

Shares reacquired                         (358,200)         (3,923,804)      (1,185,220)        (12,395,399)
--------------------------------------------------------------------------------------------------------------
Net change                                (220,300)        $(2,399,428)        (322,560)        $(3,298,636)

CLASS R SHARES (FORMERLY CLASS R1)

Shares sold                              1,925,218         $22,792,807        3,162,319         $36,250,892

Shares issued to shareholders in
reinvestment of distributions                8,993             109,709               --                  --

Shares reacquired                         (543,939)         (6,546,178)      (1,979,466)        (22,549,743)
--------------------------------------------------------------------------------------------------------------
Net change                               1,390,272         $16,356,338        1,182,853         $13,701,149

                                           Period ended 5/31/05*
                                         SHARES            AMOUNT

CLASS R1 SHARES

Shares sold                                  5,415             $58,822

CLASS R2 SHARES

Shares sold                                  4,604             $50,000

                                          Six months ended 5/31/05               Year ended 11/30/04
                                         SHARES            AMOUNT            SHARES             AMOUNT

CLASS R3 SHARES (FORMERLY CLASS R2)

Shares sold                                 68,625            $821,724          100,372          $1,145,351

Shares issued to shareholders in
reinvestment of distributions                  500               6,052               --                  --

Shares reacquired                          (11,494)           (134,739)         (40,953)           (474,714)
--------------------------------------------------------------------------------------------------------------
Net change                                  57,631            $693,037           59,419            $670,637

                                           Period ended 5/31/05*
                                         SHARES            AMOUNT

CLASS R4 SHARES

Shares sold                                  4,227             $50,000

CLASS R5 SHARES

Shares sold                                  4,226             $50,000

                                          Six months ended 5/31/05               Year ended 11/30/04
                                         SHARES            AMOUNT            SHARES             AMOUNT

CLASS 529A SHARES

Shares sold                                 99,038          $1,187,455           84,770            $955,342

Shares issued to shareholders in
reinvestment of distributions                  638               7,734               --                  --

Shares reacquired                          (25,494)           (301,899)          (6,615)            (75,195)
--------------------------------------------------------------------------------------------------------------
Net change                                  74,182            $893,290           78,155            $880,147

CLASS 529B SHARES

Shares sold                                  8,299             $90,050           20,549            $214,289

Shares reacquired                           (2,607)            (28,733)          (4,590)            (48,766)
--------------------------------------------------------------------------------------------------------------
Net change                                   5,692             $61,317           15,959            $165,523

                                          Six months ended 5/31/05               Year ended 11/30/04
                                         SHARES            AMOUNT            SHARES             AMOUNT

CLASS 529C SHARES

Shares sold                                 10,143            $111,954           19,660            $204,405

Shares reacquired                           (1,460)            (15,958)          (8,858)            (93,729)
--------------------------------------------------------------------------------------------------------------
Net change                                   8,683             $95,996           10,802            $110,676

* For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005, through May 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended May 31, 2005 was $35,592, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended May 31, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by (i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 5/31/05

At a special meeting of shareholders of Massachusetts Investors Growth Stock Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                               NUMBER OF DOLLARS
                                -------------------------------------------
NOMINEE                               AFFIRMATIVE        WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.            $4,363,883,053.93         $137,202,277.43
---------------------------------------------------------------------------
David H. Gunning                   4,370,828,548.44          130,256,782.92
---------------------------------------------------------------------------
William R. Gutow                   4,366,455,073.66          134,630,257.70
---------------------------------------------------------------------------
Michael Hegarty                    4,369,473,780.17          131,611,551.19
---------------------------------------------------------------------------
J. Atwood Ives                     4,366,064,372.83          135,020,958.53
---------------------------------------------------------------------------
Amy B. Lane                        4,367,898,810.97          133,186,520.39
---------------------------------------------------------------------------
Robert J. Manning                  4,370,664,001.56          130,421,329.80
---------------------------------------------------------------------------
Lawrence T. Perera                 4,364,650,711.67          136,434,619.69
---------------------------------------------------------------------------
Robert C. Pozen                    4,372,415,492.16          128,669.839.20
---------------------------------------------------------------------------
J. Dale Sherratt                   4,364,425,230.34          136,660,101.02
---------------------------------------------------------------------------
Laurie J. Thomsen                  4,369,453,623.80          131,631,707.56
---------------------------------------------------------------------------

ITEM 2. To make non-fundamental an investment policy of Massachusetts Investors Growth Stock Fund as further described in the proxy statement.

                                                           NUMBER OF DOLLARS
                                                         -------------------

Affirmative                                                $3,062,216,853.83
----------------------------------------------------------------------------
Against                                                       143,960,065.40
----------------------------------------------------------------------------
Abstain                                                       159,783,227.03
----------------------------------------------------------------------------
Broker Non-votes                                            1,135,125,185.10
----------------------------------------------------------------------------

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MIG-SEM-7/05 608M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: July 25, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: July 25, 2005
      -------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 25, 2005
      -------------

* Print name and title of each signing officer under his or her signature.